Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)/income	$ (9,480,024)	$ 6,687	$ (1,062,816)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation expense	407	443	799
Allowances for credit losses	126,038	(43,859)	121,899
Gain on disposal of subsidiaries	12,453
Amortization of operating lease right-of-use assets	41,193	11,693	139,592
Changes in deferred income tax			5,818
Stock compensation expense	6,101,716
Changes in operating assets and liabilities:
Accounts receivable, net	49,363	1,972,340	(1,331,193)
Advance to suppliers, net			40,371
Due from related parties		894,107	(900,702)
Prepaid expenses and other current assets	(4,622,841)	126,918	(138,659)
Accounts payable	259,478	(1,112,598)	1,117,916
Accrued liabilities and other payables	166,327	(165,046)	175,063
Taxes payable	(45,243)	(105,398)	33,247
Lease liability	(44,278)	(1,530)	(2,448)
Net cash (used in) provided by operating activities	(7,435,411)	1,583,757	(1,801,113)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of fixed assets	(5,524)
Loan to third party	(17,185,430)
Net cash used in investing activities	(17,190,954)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from loans - bank		55,434
Due to related parties	(349,143)	938,382	(416,209)
Repayments to loans - bank	(119,145)	(638,745)	(31,224)
Repayment to third party loan	(62,595)	(278,083)
Advance to third party loan			(60,716)
Net proceeds from issuance of common stock	25,541,955
Net cash provided by (used in) financing activities	25,011,072	76,988	(508,149)
EFFECT OF EXCHANGE RATE CHANGES ON CASH	65,943	(24,427)	(62,935)
NET INCREASE (DECREASE) IN CASH AND RESTRICTED CASH	450,650	1,636,318	(2,372,197)
CASH AND RESTRICTED CASH, BEGINNING OF YEAR	1,668,291	31,973	2,404,170
CASH AND RESTRICTED CASH, END OF YEAR	2,118,941	1,668,291	31,973
Supplemental disclosure information of cash flow:
Cash paid for income tax		4,543	15,090
Cash paid for interest	5,907	36,724	63,042
Supplemental non-cash information:
Right of use assets obtained in exchange for operating lease liability	78,801	3,038	4,985
Due from related party offset with due to related party upon execution of debt offset agreement		1,812,949
Shares issued as prepayment for acquisition of subsidiary	$ 1,173,920